Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%
Tax on repatriation of foreign earnings	3.60%	5.30%
Net effect of losses not benefited	1.20%	7.70%
Non-taxable capital losses (gains)	1.20%	(0.30%)
Reserve for uncertain tax positions	0.60%	0.40%
Earnings of equity accounted investees	(1.40%)	(1.60%)
Foreign exchange re-measurement	(1.70%)	(0.60%)
Deductible inflationary adjustments	(1.70%)	(3.30%)
Valuation allowance on deferred tax assets	(3.00%)	(2.20%)
Foreign rate differentials	(3.20%)	0.60%
Research and development tax credits	(4.10%)	(7.10%)
Others	1.90%	1.60%
Effective income tax rate	19.90%	27.00%